Details of Subsidiaries, PRC Domestic Entities and PRC Domestic Entities Subsidiaries (Parenthetical) (Detail)	Nov. 04, 2010	Dec. 31, 2013 Shanghai China Index Consultancy Co., Ltd. ("Shanghai China Index")
Summary of Investment Holdings [Line Items]
Percentage of Ownership by the Company	1.01%	25.00%